Schedule of Investments
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–108.49%
Pennsylvania–96.69%
Adams (County of), PA General Authority (Brethren Home Community (The)); Series 2024, Ref. RB	5.00%	06/01/2054	$4,100	$3,923,618
Adams (County of), PA General Authority (Gettysburg College); Series 2025, Ref. RB	5.00%	08/15/2050	1,245	1,278,675
Aliquippa School District; Series 2018, Ref. GO Bonds (INS - BAM)(a)	4.00%	12/01/2041	1,750	1,760,872
Allegheny (County of), PA Airport Authority; Series 2021 A, RB(b)	5.00%	01/01/2056	8,500	8,518,834
Allegheny (County of), PA Airport Authority (Pittsburgh International Airport);
Series 2021 A, RB(b)	5.00%	01/01/2051	16,365	16,430,439
Series 2021 A, RB (INS - AGI)(a)(b)	4.00%	01/01/2056	5,555	4,851,854
Series 2023 A, RB (INS - AGI)(a)(b)	5.50%	01/01/2053	1,810	1,893,107
Series 2025 A, RB (INS - AGI)(a)(b)(c)	5.50%	01/01/2055	25,000	26,370,718
Allegheny (County of), PA Higher Education Building Authority (Robert Morris University); Series 1998 A, Ref. RB (INS - BAM)(a)	6.00%	05/01/2028	80	83,682
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	5.00%	04/01/2047	4,250	4,265,376
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center); Series 2007 A-1, RB (3 mo. Term SOFR + 0.82%)(d)	3.58%	02/01/2037	365	364,781
Allegheny (County of), PA Industrial Development Authority (Propel Charter School - Sunrise); Series 2013, RB	6.00%	07/15/2038	1,475	1,432,392
Allegheny (County of), PA Industrial Development Authority (United States Steel Corp.); Series 2019, Ref. RB	5.13%	05/01/2030	3,990	4,197,475
Allegheny (County of), PA Residential Finance Authority (Allegheny Independence House Apartments); Series 2007 B, RB (CEP - GNMA)(b)	6.10%	01/20/2043	1,040	1,040,432
Allegheny (County of), PA Sanitary Authority;
Series 2022, RB	5.75%	06/01/2052	3,250	3,531,208
Series 2025, RB(c)	5.00%	12/01/2055	4,000	4,177,020
Allentown (City of), PA Commercial and Industrial Development Authority (Executive Education Academy Charter School); Series 2024, Ref. RB(e)	5.00%	07/01/2059	3,000	2,801,936
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (City Center);
Series 2018, RB(e)	5.00%	05/01/2042	3,915	3,942,879
Series 2018, RB(e)	5.38%	05/01/2042	4,000	4,047,795
Series 2024, RB(e)	5.00%	05/01/2042	7,620	7,807,897
Series 2025, RB(e)	5.50%	05/01/2032	1,300	1,406,384
Series 2025, RB(e)	6.00%	05/01/2042	2,000	2,162,208
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (Neuweiler Lofts); Series 2023, RB(e)	6.25%	05/01/2042	3,250	3,279,848
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (Waterfront-30 E. Allen Street);
Series 2024, RB(e)	5.25%	05/01/2032	615	630,130
Series 2024, RB(e)	5.25%	05/01/2042	1,275	1,287,624
Allentown City School District;
Series 2018 B, GO Bonds (INS - BAM)(a)	5.00%	06/01/2036	1,250	1,258,772
Series 2018 B, GO Bonds (INS - BAM)(a)	5.00%	06/01/2037	1,255	1,263,000
Berks (County of), PA Industrial Development Authority (Highlands at Wyomissing (The));
Series 2017 A, Ref. RB	5.00%	05/15/2037	1,125	1,137,434
Series 2017 C, RB	5.00%	05/15/2042	1,600	1,604,198
Series 2017 C, RB	5.00%	05/15/2047	1,650	1,610,601
Bucks (County of), PA Industrial Development Authority (Grand View Hospital);
Series 2021, RB	4.00%	07/01/2051	2,475	2,079,175
Series 2021, RB	5.00%	07/01/2054	1,555	1,504,612
Bucks (County of), PA Industrial Development Authority (Pennswood Village); Series 2018, Ref. RB	5.00%	10/01/2037	270	273,784
Cheltenham (Township of), PA; Series 2018, GO Bonds	4.00%	07/01/2048	560	469,715
Chester (County of), PA Health & Education Facilities Authority (Simpson Senior Services);
Series 2019, Ref. RB (Acquired 12/18/2019; Cost $88,187)(f)	3.25%	12/01/2029	90	80,045
Series 2019, Ref. RB (Acquired 12/18/2019; Cost $299,910)(f)	4.00%	12/01/2039	305	230,255
Series 2019, Ref. RB (Acquired 12/18/2019-08/24/2021; Cost $7,373,640)(f)	5.00%	12/01/2051	8,000	6,230,434
Chester (County of), PA Health & Education Facilities Authority (Tel Hai Retirement Community); Series 2025, Ref. RB	5.25%	06/01/2055	1,800	1,815,509
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Chester (County of), PA Industrial Development Authority (Avon Grove Charter School); Series 2017 A, Ref. RB	5.00%	12/15/2051	$770	$734,508
Chester (County of), PA Industrial Development Authority (Collegium Charter School); Series 2017 A, RB	5.25%	10/15/2047	2,895	2,609,318
Chester (County of), PA Industrial Development Authority (Green Bonds); Series 2021, RB	4.00%	12/01/2051	11,340	10,334,706
Chester (County of), PA Industrial Development Authority (Renaissance Academy Charter School);
Series 2024, Ref. RB(e)	4.50%	10/01/2049	800	710,372
Series 2024, Ref. RB(e)	4.50%	10/01/2054	645	558,971
Chester (County of), PA Industrial Development Authority (University Student Housing, LLC at West Chester University of Pennsylvania);
Series 2013 A, RB	5.00%	08/01/2035	1,000	1,000,046
Series 2013, RB	5.00%	08/01/2045	750	692,903
Chester (County of), PA Industrial Development Authority (Woodlands at Greystone);
Series 2018, RB(e)	4.38%	03/01/2028	100	100,057
Series 2018, RB(e)	5.13%	03/01/2048	680	671,389
Coatesville School District;
Series 2020 A, GO Bonds (INS - BAM)(a)(g)	0.00%	10/01/2034	300	211,432
Series 2020 A, GO Bonds (INS - BAM)(a)(g)	0.00%	10/01/2038	2,700	1,538,726
Series 2020 B, Ref. GO Bonds (INS - BAM)(a)(g)	0.00%	10/01/2033	500	368,089
Series 2020 B, Ref. GO Bonds (INS - BAM)(a)(g)	0.00%	10/01/2034	980	690,678
Series 2020 C, Ref. GO Notes (INS - BAM)(a)(g)	0.00%	10/01/2033	640	471,154
Commonwealth Financing Authority;
Series 2018, RB(c)(h)	5.00%	06/01/2034	2,500	2,611,553
Series 2018, RB(c)(h)	5.00%	06/01/2035	500	521,413
Series 2018, RB (INS - AGI)(a)	4.00%	06/01/2039	2,725	2,702,650
Cumberland (County of), PA Municipal Authority; Series 2015, Ref. RB	5.00%	01/01/2038	425	425,135
Cumberland (County of), PA Municipal Authority (Messiah Village); Series 2018, Ref. RB	5.00%	07/01/2035	3,210	3,211,382
Dallas Area Municipal Authority (Misericordia University);
Series 2019, Ref. RB	5.00%	05/01/2039	1,175	1,149,958
Series 2019, Ref. RB	5.00%	05/01/2048	4,000	3,610,294
Dauphin (County of), PA General Authority (Pinnacle Health System); Series 2016 A, Ref. RB	5.00%	06/01/2034	510	514,478
Delaware (County of), PA Authority (Elywn); Series 2017, Ref. RB	5.00%	06/01/2027	175	176,420
Delaware (County of), PA Authority (Neumann University);
Series 2016, Ref. RB	5.00%	10/01/2031	1,015	1,015,392
Series 2016, Ref. RB	5.00%	10/01/2035	2,305	2,305,397
Delaware (County of), PA Industrial Development Authority (Mercy Health Corp. of Southeastern PA); Series 2016 A, RB(e)	5.13%	06/01/2046	2,080	2,047,855
East Hempfield (Township of), PA Industrial Development Authority (Willow Valley Communities); Series 2016, Ref. RB	5.00%	12/01/2039	3,150	3,151,226
Erie (City of), PA Higher Education Building Authority (AICUP Financing Program); Series 2021, RB	4.00%	05/01/2041	1,130	989,958
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.);
Series 2018, Ref. RB	5.00%	12/01/2038	1,000	1,001,742
Series 2018, Ref. RB	5.00%	12/01/2043	475	451,966
Series 2018, Ref. RB	5.00%	12/01/2053	7,080	6,204,189
Series 2019, RB	5.00%	12/01/2039	755	745,067
Geisinger Authority (Geisinger Health System);
Series 2017 A-1, Ref. RB	5.00%	02/15/2045	15,000	15,138,062
Series 2017 A-1, Ref. RB	4.00%	02/15/2047	5,000	4,469,682
Lancaster (City of), PA Industrial Development Authority (Willow Valley Communities);
Series 2019, RB	4.00%	12/01/2044	1,150	1,002,735
Series 2019, RB	5.00%	12/01/2049	7,765	7,568,367
Lancaster (City of), PA Municipal Authority (Garden Spot Village);
Series 2024 B, RB	5.00%	05/01/2054	1,880	1,845,439
Series 2024, RB	5.00%	05/01/2059	1,500	1,457,431
Series 2024, Ref. RB	5.00%	05/01/2044	1,375	1,388,854
Series 2024, Ref. RB	5.00%	05/01/2049	1,635	1,623,520
Lancaster (City of), PA Municipal Authority (Luthercare); Series 2025 A, Ref. RB	5.00%	12/01/2055	2,890	2,811,569
Lancaster (County of), PA Hospital Authority (Brethren Village); Series 2017, Ref. RB	5.13%	07/01/2037	1,765	1,770,546
Lancaster (County of), PA Hospital Authority (Landis Homes Retirement Community); Series 2015, Ref. RB	5.00%	07/01/2045	625	608,200
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Lancaster (County of), PA Hospital Authority (Masonic Villages); Series 2023, Ref. RB	5.13%	11/01/2038	$1,000	$1,087,037
Lancaster (County of), PA Hospital Authority (Penn State Health); Series 2021, RB	5.00%	11/01/2051	1,550	1,556,579
Latrobe (City of), PA Industrial Development Authority (Seton Hill University); Series 2021, Ref. RB	4.00%	03/01/2051	485	383,559
Lehigh (County of), PA (Lehigh Valley Health Network);
Series 2019 A, Ref. RB	5.00%	07/01/2044	10,000	10,232,863
Series 2019, Ref. RB	4.00%	07/01/2049	7,000	6,160,743
Lehigh (County of), PA General Purpose Authority (Kidspeace Obligation Group);
Series 2014 A, RB	7.50%	02/01/2044	0	349
Series 2014 B, RB(i)	7.50%	02/01/2044	316	194,919
Series 2014 C, RB(g)(j)	0.00%	02/01/2044	1,197	6,803
Lehigh (County of), PA General Purpose Authority (Lehigh Valley Academy); Series 2022, RB	4.00%	06/01/2052	5,750	4,771,269
Lehigh (County of), PA General Purpose Authority (Lehigh Valley Dual Language Charter School); Series 2023, RB	7.00%	06/01/2053	3,760	3,988,126
Lehigh (County of), PA General Purpose Authority (Muhlenberg College); Series 2024, Ref. RB	5.25%	02/01/2054	7,880	7,920,955
Maxatawny (Township of), PA Municipal Authority (Diakon Lutheran Social Ministries);
Series 2022 A, RB	5.00%	01/01/2042	930	933,795
Series 2022 A, RB	4.50%	01/01/2045	800	738,916
Montgomery (County of), PA (River Pionte); Series 2023, RB(e)	6.50%	09/01/2043	3,120	3,186,064
Montgomery (County of), PA Higher Education & Health Authority (Holy Redeemer Health System);
Series 2014 A, Ref. RB	5.00%	10/01/2026	1,000	1,000,372
Series 2014 A, Ref. RB	5.00%	10/01/2027	390	383,613
Montgomery (County of), PA Higher Education & Health Authority (Philadelphia Presbytery Homes, Inc.);
Series 2017, Ref. RB	5.00%	12/01/2037	750	759,313
Series 2017, Ref. RB	5.00%	12/01/2047	2,915	2,829,904
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University);
Series 2019, Ref. RB	4.00%	09/01/2044	1,000	936,249
Series 2019, Ref. RB	4.00%	09/01/2049	5,500	4,950,856
Montgomery (County of), PA Industrial Development Authority (ACTS Retirement-Life Communities, Inc.);
Series 2016, Ref. RB	5.00%	11/15/2036	6,405	6,466,408
Series 2020 C, RB	4.00%	11/15/2043	350	315,782
Series 2020 C, RB	5.00%	11/15/2045	1,970	1,972,358
Series 2025 A, Ref. RB	5.00%	11/15/2055	10,000	9,729,084
Montgomery (County of), PA Industrial Development Authority (Germantown Academy); Series 2021, Ref. RB	4.00%	10/01/2046	2,740	2,407,441
Montgomery (County of), PA Industrial Development Authority (Meadwood Senior Living); Series 2018 A, Ref. RB	5.00%	12/01/2048	5,000	4,938,984
Montgomery (County of), PA Industrial Development Authority (Waverly Heights Ltd.);
Series 2019, Ref. RB	5.00%	12/01/2044	1,500	1,503,447
Series 2019, Ref. RB	5.00%	12/01/2049	1,300	1,284,665
Northampton (County of), PA General Purpose Authority (Moravian College); Series 2016, Ref. RB	5.00%	10/01/2036	2,250	2,269,945
Northampton (County of), PA General Purpose Authority (St. Luke’s University Health Network);
Series 2016, Ref. RB	5.00%	08/15/2036	330	333,017
Series 2016, Ref. RB	5.00%	08/15/2046	1,170	1,173,106
Series 2018 A, Ref. RB	4.00%	08/15/2048	8,430	7,422,337
Northampton (County of), PA Industrial Development Authority (Morningstar Senior Living, Inc.);
Series 2019, Ref. RB	5.00%	11/01/2039	500	495,795
Series 2019, Ref. RB	5.00%	11/01/2044	950	867,598
Series 2019, Ref. RB	5.00%	11/01/2049	1,050	919,461
Northampton (County of), PA Industrial Development Authority (Northampton Generating Co. L.P.);
Series 2013 A, RB (Acquired 04/03/2013; Cost $13,041,003)(f)(j)	5.00%	06/30/2027	14,827	6,523,708
Series 2013, RB(j)	5.00%	06/30/2027	8,167	1,470,077
Northeastern Pennsylvania (Commonwealth of) Hospital & Education Authority (Kings College); Series 2019, RB	5.00%	05/01/2049	3,200	2,980,381
Penn Hills School District; Series 2020, Ref. GO Bonds (INS - BAM)(a)	3.00%	10/01/2042	4,000	3,358,807
Pennsylvania (Commonwealth of);
First Series 2020, GO Bonds	2.13%	05/01/2040	5,000	3,846,480
Series 2018 A, Ref. COP	4.00%	07/01/2046	540	515,833
Pennsylvania (Commonwealth of) Economic Development Financing Authority; Series 2023 A-2, RB	4.00%	05/15/2053	3,250	2,862,899
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Capital Region Parking System); Series 2013 C, RB (INS - AGI)(a)(g)	0.00%	01/01/2044	$775	$331,800
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Core Natural Resources, Inc.); Series 2025, Ref. RB(b)(e)(k)	5.45%	03/27/2035	4,000	4,276,612
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Covanta Holding Corp.) (Green Bonds); Series 2019 A, RB(b)(e)	3.25%	08/01/2039	6,550	5,283,015
Pennsylvania (Commonwealth of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. RB(b)	5.50%	11/01/2044	635	635,251
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges);
Series 2022, RB(b)	5.25%	06/30/2053	6,195	6,301,328
Series 2022, RB (INS - AGI)(a)(b)	5.00%	12/31/2057	5,145	5,237,099
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement);
Series 2015, RB(b)	5.00%	12/31/2038	13,590	13,641,634
Series 2015, RB(b)	5.00%	06/30/2042	11,750	11,775,937
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Presbyterian Senior Living);
Series 2021, Ref. RB	4.00%	07/01/2046	6,330	5,520,159
Series 2023, RB	5.25%	07/01/2049	1,300	1,307,455
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Villanova University); Series 2024, RB	4.00%	08/01/2054	6,500	5,931,231
Pennsylvania (Commonwealth of) Higher Education Assistance Agency;
Series 2023 A, RB(b)	4.00%	06/01/2044	3,160	3,119,058
Series 2023 B, RB(b)	5.00%	06/01/2050	800	779,147
Series 2024, RB(b)	4.13%	06/01/2045	2,889	2,843,913
Series 2024-1C, RB(b)	5.00%	06/01/2051	2,000	1,955,120
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (La Salle University); Series 2012, RB	5.00%	05/01/2042	1,180	822,509
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System);
Series 2019, RB	4.00%	08/15/2044	10,000	9,435,094
Series 2019, RB	4.00%	08/15/2049	1,000	900,346
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania) ; Series 2025 A, RB(c)	4.25%	02/15/2055	7,500	7,162,282
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Widener College); Series 2014, Ref. RB	5.00%	07/15/2038	1,000	1,000,038
Pennsylvania (Commonwealth of) Housing Finance Agency; Series 2019-131 A, RB	3.10%	10/01/2044	2,500	2,066,030
Pennsylvania (Commonwealth of) Housing Finance Agency (Social Bonds);
Series 2023 141-A, RB	5.75%	10/01/2053	796	843,347
Series 2023 143-A, RB	5.30%	04/01/2044	2,020	2,127,234
Series 2024-145A, RB	6.00%	10/01/2054	3,380	3,660,951
Series 2024-146A, RB	4.75%	04/01/2053	3,000	2,989,553
Series 2025-148A, RB(c)	4.80%	10/01/2055	5,000	4,993,684
Series 2025-149A, RB(c)	5.15%	10/01/2050	10,000	10,183,853
Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District);
Series 2016 A, Ref. RB (INS - AGI)(a)	5.00%	06/01/2032	2,500	2,543,658
Series 2016, Ref. RB(k)(l)	5.00%	12/01/2026	5	5,122
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2009 C, RB (INS - AGI)(a)	6.25%	06/01/2033	2,000	2,033,312
Series 2009 E, RB	6.38%	12/01/2038	11,435	12,054,134
Series 2015 B, RB(k)(l)	5.00%	12/01/2025	500	500,000
Series 2017 B-1, RB	5.25%	06/01/2047	1,630	1,655,054
Series 2019 A, RB	5.00%	12/01/2049	9,660	9,990,023
Series 2020 B, RB	5.00%	12/01/2050	5,150	5,327,187
Series 2021 A, RB	4.00%	12/01/2050	3,000	2,734,525
Series 2021 A, Ref. RB	4.00%	12/01/2051	13,190	12,104,852
Series 2022 B, Ref. RB	5.25%	12/01/2052	3,000	3,178,270
Series 2023, Ref. RN (SIFMA Municipal Swap Index + 0.85%)(d)(k)	3.64%	07/15/2026	2,000	1,997,951
Series 2025 B, RB(c)	5.25%	12/01/2055	5,000	5,391,551
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Philadelphia (City of), PA;
Series 2017 15, Ref. RB	5.00%	08/01/2047	$3,620	$3,656,074
Series 2017 A, RB	5.25%	10/01/2052	7,405	7,533,934
Series 2017, Ref. GO Bonds	5.00%	08/01/2041	1,000	1,023,038
Series 2019 B, GO Bonds	5.00%	02/01/2037	145	153,965
Series 2020 C, Ref. RB(b)	4.00%	07/01/2050	2,225	1,975,767
Series 2021, Ref. RB (INS - AGI)(a)(b)	4.00%	07/01/2037	1,000	1,008,572
Series 2023 B, RB (INS - AGI)(a)(c)	5.50%	09/01/2053	7,500	8,109,641
Series 2024 C, RB (INS - AGI)(a)(c)	5.25%	09/01/2049	2,500	2,694,729
Series 2025 B, Ref. RB(b)	5.00%	07/01/2055	2,500	2,559,328
Sixteenth Series 2020 A, RB (INS - AGI)(a)	4.00%	08/01/2045	1,735	1,677,840
Philadelphia (City of), PA (1998 General Ordinance);
Series 2024, RB	5.25%	08/01/2049	5,900	6,280,752
Series 2024, RB (INS - AGI)(a)	5.25%	08/01/2054	8,595	9,080,784
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia (The)); Series 2024 A, RB(c)	5.25%	07/01/2049	27,870	29,720,935
Philadelphia (City of), PA Authority for Industrial Development (Discovery Charter School); Series 2022, Ref. RB(e)	5.00%	04/15/2052	2,400	2,126,441
Philadelphia (City of), PA Authority for Industrial Development (Green Woods Charter School ); Series 2022 A, Ref. RB	5.38%	06/15/2057	1,000	968,384
Philadelphia (City of), PA Authority for Industrial Development (Independence Charter School - West);
Series 2019, RB	4.00%	06/15/2029	200	195,905
Series 2019, RB	5.00%	06/15/2050	350	303,956
Philadelphia (City of), PA Authority for Industrial Development (International Apartments at Temple University);
Series 2010 A, IDR (Acquired 10/07/2010; Cost $1,560,000)(f)(j)	5.38%	06/15/2030	1,560	1,170,000
Series 2010 A, IDR (Acquired 08/26/2010; Cost $4,000,000)(f)(j)	5.63%	06/15/2042	4,000	3,000,000
Philadelphia (City of), PA Authority for Industrial Development (Kipp Philadelphia Charter School); Series 2016 B, RB	5.00%	04/01/2046	1,640	1,304,052
Philadelphia (City of), PA Authority for Industrial Development (MaST I Charter School); Series 2016 A, Ref. RB	5.25%	08/01/2046	1,720	1,722,226
Philadelphia (City of), PA Authority for Industrial Development (PresbyHomes Germantown/ Morrisville); Series 2005 A, RB	5.63%	07/01/2035	2,040	2,042,779
Philadelphia (City of), PA Authority for Industrial Development (Rebuild); Series 2025 A, RB	5.00%	12/01/2045	2,500	2,682,158
Philadelphia (City of), PA Authority for Industrial Development (Richard Allen Preparatory Charter School); Series 2006, RB	6.25%	05/01/2033	1,385	1,385,617
Philadelphia (City of), PA Authority for Industrial Development (Social Bonds);
Series 2024, Ref. RB(e)	5.00%	06/15/2039	1,110	1,122,380
Series 2024, Ref. RB(e)	5.00%	06/15/2043	1,000	977,031
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.25%	11/01/2052	2,000	2,067,992
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2047	17,635	17,753,968
Philadelphia (City of), PA Authority for Industrial Development (University of the Sciences); Series 2017, RB	5.00%	11/01/2047	2,500	2,452,708
Philadelphia (City of), PA Authority for Industrial Development (University Square Apartments); Series 2017, RB(k)(l)	5.00%	12/01/2026	9,000	9,178,596
Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group); Series 2017, Ref. RB	5.00%	07/01/2049	4,500	4,074,865
Philadelphia (City of), PA Parking Authority (The); Series 1999 A, RB (INS - AMBAC)(a)	5.25%	02/15/2029	20	20,041
Philadelphia School District (The); Series 2019 A, GO Bonds	5.00%	09/01/2044	1,500	1,535,932
Pittsburgh (City of), PA Urban Redevelopment Authority (Marian Plaza); Series 2007, RB (CEP - GNMA)(b)	6.13%	01/20/2043	2,285	2,286,545
Scranton School District;
Series 2017 E, Ref. GO Bonds (INS - BAM)(a)	5.00%	12/01/2034	820	852,403
Series 2017 E, Ref. GO Bonds (INS - BAM)(a)	5.00%	12/01/2035	750	777,915
Scranton-Lackawanna Health and Welfare Authority (University of Scranton);
Series 2025 A, Ref. RB	5.00%	11/01/2050	2,165	2,205,727
Series 2025 A, Ref. RB	4.38%	11/01/2055	2,325	2,128,060
Southcentral Pennsylvania General Authority (Hanover Hospital, Inc.); Series 2015, Ref. RB	5.00%	12/01/2029	1,000	1,000,757
Southeastern Pennsylvania Transportation Authority (Asset Improvement Program); Series 2022, RB	5.25%	06/01/2047	3,000	3,170,198
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Susquehanna Area Regional Airport Authority; Series 2017, Ref. RB(b)	5.00%	01/01/2038	$1,350	$1,362,602
Tender Option Bond Trust Receipts/Certificates; Series 2025, VRD RB(e)(m)	2.82%	12/01/2032	1,900	1,900,000
Washington (County of), PA Redevelopment Authority (Victory Centre); Series 2018, Ref. RB	5.00%	07/01/2028	260	261,158
West Shore Area Authority (Messiah Village); Series 2015 A, Ref. RB	5.00%	07/01/2035	1,515	1,512,817
West Shore School District; Series 2020, GO Bonds	4.00%	11/15/2048	2,000	1,893,532
Wilkes-Barre Area School District; Series 2016 B, GO Bonds (INS - BAM)(a)	5.00%	08/01/2034	2,600	2,657,858
				668,146,725
Puerto Rico–10.58%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	10,335	10,476,860
Series 2005 A, RB(g)	0.00%	05/15/2050	48,320	9,967,300
Series 2008 A, RB(g)	0.00%	05/15/2057	415,530	19,850,200
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(g)	0.00%	07/01/2033	2,000	1,441,943
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	1,433	1,465,514
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	1,409	1,496,335
Series 2021 A-1, GO Bonds	5.75%	07/01/2031	1,369	1,507,915
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	1,298	1,297,248
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	1,167	1,159,023
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	1,001	962,761
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	1,362	1,258,990
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	1,416	1,259,892
Subseries 2022, RN(g)	0.00%	11/01/2043	5,508	3,532,294
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2007 TT, RB(j)	5.00%	07/01/2032	1,225	817,687
Puerto Rico (Commonwealth of) GDB Debt Recovery Authority; Series 2023, RB	7.50%	08/20/2040	169	164,015
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(g)	0.00%	07/01/2046	3,912	1,333,983
Series 2018 A-1, RB(g)	0.00%	07/01/2051	7,242	1,804,827
Series 2018 A-1, RB	5.00%	07/01/2058	5,037	4,910,903
Series 2019 A-2, RB	4.33%	07/01/2040	2,750	2,682,299
Series 2019 A-2, RB	4.54%	07/01/2053	91	83,004
Series 2019 A-2, RB	4.78%	07/01/2058	1,216	1,147,989
University of Puerto Rico;
Series 2006 P, Ref. RB (Acquired 01/02/2015-01/22/2015; Cost $1,934,088)(f)	5.00%	06/01/2030	3,235	3,189,712
Series 2006 Q, RB (Acquired 01/02/2015-01/05/2015; Cost $782,463)(f)	5.00%	06/01/2030	1,300	1,281,801
				73,092,495
Virgin Islands–0.95%
Tobacco Settlement Financing Corp.;
Series 2006, RB(g)	0.00%	05/15/2035	4,150	2,035,044
Series 2006, RB(g)	0.00%	05/15/2035	2,195	1,137,939
Series 2006, RB(g)	0.00%	05/15/2035	7,000	3,432,605
				6,605,588
Guam–0.22%
Guam (Territory of) Waterworks Authority; Series 2025 A, RB	5.50%	07/01/2055	1,000	1,049,689
Guam Housing Corp.; Series 1998 A, RB (CEP - FHLMC)(b)	5.75%	09/01/2031	465	468,697
				1,518,386
Northern Mariana Islands–0.05%
Northern Mariana Islands (Commonwealth of) Ports Authority; Series 1998 A, RB(b)	6.60%	03/15/2028	315	320,009
TOTAL INVESTMENTS IN SECURITIES(n)–108.49% (Cost $782,135,645)				749,683,203
FLOATING RATE NOTE OBLIGATIONS–(10.55)%
Notes with interest and fee rates ranging from 3.34% to 3.48% at 11/30/2025 and contractual maturities of collateral ranging from 06/01/2034 to 12/01/2055(o)				(72,880,000)
OTHER ASSETS LESS LIABILITIES–2.06%				14,182,341
NET ASSETS–100.00%				$690,985,544
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Municipal Fund

Investment Abbreviations:
AGI	– Assured Guaranty, Inc.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FHLMC	– Federal Home Loan Mortgage Corp.
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SIFMA	– Securities Industry and Financial Markets Association
SOFR	– Secured Overnight Financing Rate
VRD	– Variable Rate Demand
Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Security subject to the alternative minimum tax.
(c)	Underlying security related to TOB Trusts entered into by the Fund.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2025.
(e)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
November 30, 2025 was $50,326,888, which represented 7.28% of the Fund’s Net Assets.

(f)	Restricted security. The aggregate value of these securities at November 30, 2025 was $21,705,955, which represented 3.14% of the Fund’s Net Assets.
(g)	Zero coupon bond issued at a discount.
(h)
Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $2,000,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(i)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(j)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30,
2025 was $12,988,275, which represented 1.88% of the Fund’s Net Assets.

(k)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(l)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(m)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2025.

(n)
This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Inc.	9.14%

(o)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2025. At November 30,
2025, the Fund’s investments with a value of $101,937,379 are held by TOB Trusts and serve as collateral for the $72,880,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of November 30, 2025, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Pennsylvania Municipal Fund